Noncontrolling Interest - Schedule of Movements in Noncontrolling Interest (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Noncontrolling interest - beginning balance, temporary equity	$ 22		$ 22
Distributions to noncontrolling interest, temporary equity	(3)		(2)
Net income attributable to noncontrolling interest, temporary equity	2		2
Noncontrolling interest - ending balance, temporary equity	21		22
Noncontrolling interest - beginning balance, equity	50		50
Distributions to noncontrolling interest, equity	(5)	$ (5)	(4)
Net income attributable to noncontrolling interest, equity	4		4
Noncontrolling interest - ending balance, equity	49		50
Noncontrolling interest - beginning balance	72		72
Distributions to noncontrolling interest	(8)		(6)
Net income attributable to noncontrolling interest	6		6
Noncontrolling interest - ending balance	$ 70		$ 72